Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 87.1%
	BASIC MATERIALS — 6.6%
175,540	AdvanSix, Inc.*	$2,060,840
131,030	Huntsman Corp.	2,354,609
		4,415,449
	CONSUMER, CYCLICAL — 40.6%
136,490	Adient PLC*	2,241,166
26,880	Alaska Air Group, Inc.	974,669
212,920	Dana, Inc.	2,595,495
68,660	Foot Locker, Inc.	2,002,126
249,030	Goodyear Tire & Rubber Co.	2,227,573
27,300	Group 1 Automotive, Inc.	1,800,981
124,730	Hooker Furniture Corp.	2,425,998
52,700	M/I Homes, Inc.*	1,814,988
122,840	Meritor, Inc.*	2,432,232
65,300	Sonic Automotive, Inc. - Class A	2,083,723
150,130	Taylor Morrison Home Corp.*	2,896,008
148,660	Wabash National Corp.	1,578,769
17,220	Whirlpool Corp.	2,230,506
		27,304,234
	ENERGY — 4.8%
46,830	HollyFrontier Corp.	1,367,436
183,520	PBF Energy, Inc. - Class A	1,879,245
		3,246,681
	FINANCIAL — 4.3%
144,670	Ally Financial, Inc.	2,868,806
	INDUSTRIAL — 24.5%
8,880	AAR Corp.	183,549
69,290	Atlas Air Worldwide Holdings, Inc.*	2,981,549
373,760	Celestica, Inc.*,1	2,552,781
166,720	Flex Ltd.*	1,708,880
180,584	Fluor Corp.	2,181,455
64,040	Greenbrier Cos., Inc.	1,456,910
166,510	Manitowoc Co., Inc.*	1,811,629
212,712	Ryerson Holding Corp.*	1,197,568
106,670	Trinseo S.A.	2,363,807
		16,438,128
	TECHNOLOGY — 6.3%
36,540	Dell Technologies, Inc. - Class C*	2,007,508

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
136,274	DXC Technology Co.	$2,248,521
		4,256,029
	Total Common Stocks
	(Cost $58,489,060)	58,529,327

Principal Amount
	SHORT-TERM INVESTMENTS — 13.1%
$8,760,022	UMB Money Market Fiduciary, 0.01%[2]	8,760,022
	Total Short-Term Investments
	(Cost $8,760,022)	8,760,022
	TOTAL INVESTMENTS — 100.2%
	(Cost $67,249,082)	67,289,349
	Liabilities in Excess of Other Assets — (0.2)%	(106,154)
	TOTAL NET ASSETS — 100.0%	$67,183,195

PLC – Public Limited Company
*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.